LONG TERM LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG TERM LOANS
NOTE 9:-        LONG-TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan (the "Loan") from a financial institution in Switzerland, in the amount of CHF 18,800 for the purpose of purchasing the real estate property located in Rümlang, Switzerland (the "Property"). The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins 0.8%. The financial institution may increase the margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The loans are repaid at a rate of CHF 376 per year. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2016, the Company met the required covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2017 (current maturity)	$368

Long-term portion:

2018	368
2019	368
2020	368
2021	368
Thereafter	14,023

Total	$15,495

b.
On October 2011, OPCTN and Eldista entered into a CHF 100,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins, the combined interest margins rate is 0.83%. The loans are repaid at a rate of CHF 2,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares.

Maturities of the loan by years are as follows:

Year ended December 31,

2017 (current maturity)	$1,962

Long-term portion:

2018	1,962
2019	1,962
2020	1,962
2021	1,962
Thereafter	78,840

Total	$86,688

The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2016, the Company met these covenants.

c.
Optibase Bavaria negotiated a loan agreement with a Deutsche Genossenschafts-Hypothekenbank Aktiengesellschaft ("DG HYP"), for the provision of a senior mortgage loan in the amount of up to Euro 21,000 of which the Company utilized Euro 20,474. The effective interest rate was closed at 2.15%. The loan is repaid in quarterly installments of EUR 105 each, up until April 30, 2020. The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years. As of December 31, 2016, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2017 (current maturity)	$443

Long-term portion:

2018	443
2019	443
2020	19,468

Total	$20,354

d.
On July 8, 2015, the Company subsidiary, Optibase Inc, entered into a loan agreement with City National Bank of Florida for a gross amount of $15,000 for the financing of certain condominium units the Company owns in Miami and Miami Beach, Florida. The loan was taken for a term of three (3) years, with an interest rate of Libor 30-day-rate plus 2.65%. Interest is paid monthly commencing August 1, 2015, and the principal is reduced in six-month intervals beginning July 2016. Loan issuance costs of $ 429 reported in the balance sheet as a direct deduction from the gross amount of the loan. The securities for the Loan include a restricted cash deposit of approximately $1,000 and mortgage spread over the assets the Company owns in Florida as mentioned above. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2016, the Company met these covenants.

Year ended December 31,

2017 (current maturity)	$4,987

Long-term portion:

2018	6,724

Total	$6,724